REVENUE	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
REVENUE	NOTE 6 - REVENUE
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AND PER UNIT DATA)
The Group extracts and sells natural gas, NGLs and oil to various customers as well as operating a majority of these natural gas and oil wells for customers and other working interest owners. In addition, the Group provides gathering and transportation services as well as asset retirement and other services to third parties. All revenue was generated in the U.S.
The following table reconciles the Group's revenue for the periods presented:

	Year Ended
	December 31, 2023	December 31, 2022	December 31, 2021
Natural gas	$557,167	$1,544,658	$818,726
NGLs	141,321	188,733	115,747
Oil	103,911	139,620	38,634
Total commodity revenue	$802,399	$1,873,011	$973,107
Midstream	30,565	32,798	31,988
Other(a)	35,299	13,540	2,466
Total revenue	$868,263	$1,919,349	$1,007,561
(a)Includes $28,360 in third party plugging revenue and $6,939 in other revenue. Refer to Note 3 for additional information.
A significant portion of the Group’s trade receivables represent receivables related to either sales of natural gas, NGLs and oil or operational services, all of which are uncollateralized, and are collected within 30 - 60 days.
During the year ended December 31, 2023, no customers individually comprised more than 10% of total revenues.
During the year ended December 31, 2022, no customers individually comprised more than 10% of total revenues.
During the year ended December 31, 2021, two customers individually comprised more than 10% of total revenues, representing 22% of total revenues.